UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549                 OMB APPROVAL
                                                          OMB Number: 3235-0456
                                                      Expires:  August 31, 2000
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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.
_______________________________________________________________________________

     1. Name and address of issuer:

                               CitiFunds Trust II
                             21 Milk Street 5th Fl
                                Boston, MA 02109

_______________________________________________________________________________

     2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
        or classes):                                                      [ ]

                      CitiFunds Small Cap Value Portfolio
_______________________________________________________________________________

     3. Investment Company Act File Number: 811-4007

     Securities Act File Number:  2-90519

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     4 (a). Last day of fiscal year for which this Form is filed: October 31,
       1998
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     4 (b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

_______________________________________________________________________________

     4(c). Check box if this is the last time the issuer will be filing this Form.

                                      N/A
_______________________________________________________________________________

5.  Calculation of registration fee:
     (i.) Aggregate sale price of
          securities sold during the                             $67,749,227.12
          fiscal year pursuant to
          section 24(f):

    (ii.) Aggregate price of securities           $18,531,109.94
          redeemed of repurchased during
          the fiscal year:

   (iii.) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                            $0

    (iv.) Total available redemption credits
          [add items 5(ii) and 5(iii)]:                          $18,531,109.94

     (v.) Net Sales - if item 5(i) is greater
          than Item 5(iv) [subtract item 5(iv)
          from item 5(i)]:                                       $49,218,117.18

    (vi.) Redemption credits available for use in       $0
          future years
                -  If item 5(i) is less than item 5(iv)
          [subtract Item
           5(iv) from Item 5(i)]:

   (vii.)  Multiplier for determining registration
           fee (See Instruction C.9):                                x .000278

  (viii.)  Registration fee due [multiply Item 5(v)
           by Item 5(vii)]  (enter "0" if no fee is due):           =$13,682.64

_______________________________________________________________________________

     6 Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
_______________________________________________________________________________

     7 Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D): +$0
_______________________________________________________________________________

     8 Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]: =$13,682.64
_______________________________________________________________________________

     9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                Method of Delivery:

                    X Wire Transfer on 1/11/99 CIK # 0000744389
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


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)    John R. Elder

                            John R. Elder, Treasurer

Date January 14, 1999

     Please print the name and title of the signing officer below the signature.